COMMITMENTS AND CONTINGENCIES - Lease Commitment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Rent expenses under operating leases	$ 4,247	$ 4,461	$ 3,906
Future minimum lease payments under non-cancellable operating lease agreements
2017	3,759
2018	2,448
2019	261
Total	$ 6,468